RECENT DEVELOPMENTS (Details) In Thousands, except Share data in Millions, unless otherwise specified	1 Months Ended			3 Months Ended		6 Months Ended			1 Months Ended
	Aug. 31, 2012 USD ($)	May 31, 2012 USD ($)	May 31, 2012 JPY (¥)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Feb. 29, 2012	Feb. 29, 2012 Series F Outstanding Debentures USD ($)
Debt Instrument [Line Items]
Reverse stock split ratio	15
Minimum bid requirement per share to maintain eligibility to list on stock on NASDAQ stock exchange (in dollars)	$ 1.0
Ordinary shares outstanding	22
GE credit line, maximum borrowing capacity		$ 50,000	¥ 4,000,000
GE credit line, TIBOR and LIBOR spread				2.60%		2.60%
GE credit line, current borrowing capacity through June 2013				30,000		30,000
GE credit line, remaining borrowing capacity				15,600		15,600
GE credit line, amount outstanding				14,400		14,400
Number of ordinary shares registered under Form F-3 with the U.S. Securities and Exchange Commission		5.7	5.7
Proceeds on account of shareholders' equity						78,913	20,617		80,000
Interest rate on long-term outstanding debentures Series F									7.80%
Number of ordinary shares callable under warrants exercisable								1.8
Weighted average number of ordinary shares outstanding, basic				21.5	19.7	21.4	19.1
Weighted average number of ordinary shares outstanding, diluted					47.7
Net profit that was used for the diluted earnings per share calculation					$ 1,243